Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 04, 2026	Jul. 02, 2026	Apr. 08, 2026
Forecast [Member]
Subsequent Events [Line Items]
Gross proceeds	$ 4,000
Net of issuance costs	$ 3,500
Ordinary Shares [Member]
Subsequent Events [Line Items]
Sale of shares			87,777
Offering [Member] | Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sale of shares	232,500
Purchase price per unit (in Dollars per share)	$ 12
Pre-Funded Warrants [Member] | Offering [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sale of shares	30,000
Warrant exercise price (in Dollars per share)	$ 11.99999
Pre-Funded Warrants [Member] | Private Placement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sale of shares	70,833
PIPE Ordinary Warrants [Member] | Private Placement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sale of shares	333,333
Warrant exercise price (in Dollars per share)	$ 12
Subsequent Event [Member] | Quantum X Labs Inc. [Member]
Subsequent Events [Line Items]
Number of ordinary shares received upon warrant exercise		228,571
Payment for warrants exercised		$ 600